Related Party Transactions and Balances - Schedule of Related Party Transactions and Balances (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Related Party Transactions and Balances [Line Items]
Total due to related parties	$ (39,282)	$ 47,615	$ (53,758)
Total due from related parties	9,414
Due to Mr. Sasaki [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Total due to related parties	5,925
Due to other management members [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Total due to related parties	4,444	47,688
Due from CTW (BVI) LTD. [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Total due from related parties	1,700
Due from G123 Cayman [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Total due from related parties	3,403
Due from Mr. Tong [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Total due from related parties	4,444
Related Party [Member]
Schedule of Related Party Transactions and Balances [Line Items]
Total due to related parties	10,369	47,688
Total due from related parties	$ 9,547